14. Income Taxes (Details-Reconcilation of tax rate)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Effective income tax reconciliation
Federal tax at statutory rate	34.00%	34.00%
Permanent differences:
State income taxes, net of federal benefit	5.80%	5.80%
Gain/loss on extinguishment of debt	4.60%	(191.20%)
Amortization of debt discount and accretion of debt	0.00%	0.50%
Non-deductible entertainment	(0.10%)	0.30%
Temporary differences:
Accrued liabilities and other	(0.10%)	0.40%
Change in valuation allowance	(44.30%)	150.50%
Total provision	(0.10%)	0.40%